UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06062
THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

	c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey	07302
	(Address of principal executive offices)	(Zip code)
John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended March 31, 2005 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

March 31, 2005 (unaudited)

THAI COMMON, WARRANTS AND PREFERRED STOCKS—90.52%

COMMON STOCKS—89.39%

Shares		Value
Banks—17.83%
1,000,900	Bangkok Bank Public Co., Ltd.	$2,571,162
776,800	Bank of Ayudhya Public Co., Ltd. *	231,160
899,200	Kasikornbank Public Co., Ltd.	1,246,437
3,276,100	Krung Thai Bank Public Co., Ltd.	737,425
1,881,239	Thai Military Bank Public Co., Ltd.	171,295
		4,957,479

Building Materials—9.53%
414,000	The Siam Cement Public Co., Ltd.	2,632,436
54,000	Tycoons Worldwide Group Public Co., Ltd.	16,756
		2,649,192

Chemicals—2.39%
190,000	National Petrochemical Public Co., Ltd.	521,909
82,000	Thai Olefins Public Co., Ltd.	141,821
		663,730

Commerce—1.23%
304,600	BIG C Supercenter Public Co., Ltd.	179,736
56,700	C.P. 7-Eleven Public Co., Ltd.	82,201
55,500	Siam Makro Public Co., Ltd.	79,049
		340,986

Communication—12.72%
602,500	Advanced Info Service Public Co., Ltd.	1,532,408
1,101,200	Samart Corp. Public Co., Ltd. *	162,447
1,047,700	Shin Corporations Public Co., Ltd.	1,045,909
687,900	Shin Satellite Public Co., Ltd.	281,688
394,400	United Communication Industry Public Co., Ltd. *	516,609
		3,539,061

Electronic Components—0.34%
700,000	KCE Electronics Public Co., Ltd.	95,251

Energy—21.38%
100,000	Electricity Generating Public Co., Ltd.	188,213
342,100	PTT Exploration and Production Public Co., Ltd.	2,592,906
645,000	PTT Public Co., Ltd.	3,166,172
		5,947,291

Entertainment & Recreation—3.37%
1,131,000	BEC World Public Co., Ltd.	422,861
135,700	GMM Media Public Co., Ltd.	64,541
373,800	ITV Public Co., Ltd. *	122,644
268,253	Major Cineplex Group Public Co., Ltd.	81,191
160,300	MCOT Public Co., Ltd.	92,142
272,777	United Broadcasting Corp. Public Co., Ltd. *	154,714
		938,093

Finance & Securities—1.23%
64,600	Asia Plus Securities Public Co., Ltd.	112,549
348,600	Thitikorn Public Co., Ltd.	57,631
267,600	TISCO Finance Public Co., Ltd.	171,856
		342,036

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Household Goods—0.36%
102,700	Modernform Group Public Co., Ltd.	99,912

Mining—0.91%
683,800	Padaeng Industry Public Co., Ltd.	252,182

Printing & Publishing—3.16%
3,451,579	Amarin Printing and Publishing Public Co., Ltd.	877,880

Property Development—6.26%
1,361,000	Italian-Thai Development Public Co., Ltd.	356,544
415,500	Lalin Property Public Co., Ltd.	69,220
4,178,200	Land and House Public Co., Ltd.	897,973
540,700	Noble Development Public Co., Ltd.	68,761
1,104,000	Sammakorn Public Co., Ltd.	61,213
995,100	SinoThai Engineering & Construction Public Co., Ltd.	285,998
		1,739,709

Retail Food—1.16%
70,000	S&P Syndicate Public Co., Ltd.	40,949
138,000	Serm Suk Public Co., Ltd.	77,569
290,900	Thai Union Frozen Products Public Co., Ltd.	205,317
		323,835

Transportation—4.93%
1,145,300	Bangkok Expressway Public Co., Ltd.	786,503
490,000	Thai Airways International Public Co., Ltd.	585,749
		1,372,252

Utilities—0.99%
298,862	Eastern Water Resources Development & Management Public Co., Ltd.	275,547

Vehicles & Parts—1.60%
100,150	Aapico Hitech Public Co., Ltd.	86,606
100,000	Thai Rung Union Car Co., Ltd.	24,798
93,800	Thai Stanley Electric Public Co., Ltd.	334,001
		445,405

Total Common Stocks (Cost—$14,664,570)		24,859,841

PREFERRED STOCKS—0.25%

Shares		Value
Finance & Securities—0.25%
109,900	TISCO Finance Public Co., Ltd. (Cost—$48,168)	70,579

WARRANTS—0.88%

Shares		Value
Household Goods—0.00%
10,270	Modernform Group Public Co., Ltd., expires 12/1/07 *	893

Property Development—0.84%
1,331,400	Land & House Public Co., Ltd., expires 9/2/08 *	221,803
165,850	SinoThai Engineering & Construction Public Co., Ltd., expires 3/17/08 *	11,811
		233,614

Utilities—0.04%
79,696	Eastern Water Resources Development & Management Public Co., Ltd., expires 11/28/07 *	9,487

Total Warrants (Cost—$13,004)		243,994
Total Thai Common, Warrants and Preferred Stocks (Cost—$14,725,742)		25,174,414

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SHORT-TERM INVESTMENTS—3.33%

Principal Amount (000)			Value
THAI BAHT PROMISSORY NOTES—3.20%
20,000	TSFC Securities Public Co., Ltd. 1.875% (Payable on Demand)		508,683
15,000	UOB Radanasin Bank Public Co., Ltd. 1.75% (Payable on Demand)		381,512
Total Thai Baht Promissory Notes			890,195

U.S. DOLLAR TIME DEPOSIT—0.13%
36	Bank of New York, 0.05%, due 4/1/05		35,815

Total Short-Term Investments (Cost—$935,706)			926,010
Total Investments—93.85% (Cost—$15,661,449)			26,100,424

Other assets less liabilities—6.15%			1,711,654

NET ASSETS	(Applicable to 3,139,500 shares of capital stock outstanding; equivalent to $8.86 per share)	100.00%	$27,812,078

* Non-income producing securities.

See accompanying notes to financial statements.

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Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: April 20, 2005
John J. O’Keefe, Vice President & Treasurer

\s\ Ikuo Mori		Date: April 20, 2005
Ikuo Mori, Chairman